DESCRIPTION OF BUSINESS AND GENERAL (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Minimum shareholder's equity to be maintained under debt covenants	$ 4,500
Ratio of shareholders' equity to total assets required to be maintained under debt covenants	17.00%
Debt service ratio required to be maintained under debt covenants	1.5
Working capital deficit	$ 13,300
Accumulated deficit	$ 12,073	$ 17,112